22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F

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                                                        OMB APPROVAL
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                                                OMB Number:      3235-0006
                                                Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3/31/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Technology Crossover Management III, L.L.C.
________________________________________________________________________________
Address:  575 High Street, Suite 400, Palo Alto, CA  94301
________________________________________________________________________________
Form 13F File Number: 28-05373
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell
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Title:  Attorney-in-Fact

Phone:  650-614-8200
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Signature, Place, and Date of Signing:

/s/ Carla S. Newell
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[Signature]

Palo Alto, California
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[City, State]

May 12, 2000
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                                                    None

Form 13F Information Table Entry Total:
                                                    12

Form 13F Information Table Value Total:
                                                    $624,266 (thousands)

List of Other Included Managers:                    None

                                                   FORM 13F INFORMATION TABLE


                                                        VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------------- --------- ----------- --------    ---  ----  ------- --------  --------  --------  ------
Alteon WebSystems, Inc.     Common         02145A109   22,027     268,627    SH          Sole                268,627    0        0
CacheFlow Inc.              Common         126946102  236,875   1,998,948    SH          Sole              1,998,948    0        0
eMachines, Inc.             Common         29076P102   15,737   2,622,757    SH          Sole              2,622,757    0        0
eLoyalty Corp.              Common         290151109   40,557   1,698,740    SH          Sole              1,698,740    0        0
Expedia, Inc.               Common         302125109   10,694     503,250*   SH          Sole                503,250    0        0
Firepond, Inc.              Common         318224102  155,226   3,791,735    SH          Sole              3,791,735    0        0
iBasis, Inc.                Common         450732102   76,112   1,853,547    SH          Sole              1,853,547    0        0
Mortgage.com, Inc.          Common         61910V102    5,744   2,297,501    SH          Sole              2,297,501    0        0
MyPoints.com, Inc.          Common         62855T102   16,088     600,000    SH          Sole                600,000    0        0
NBC Internet, Inc.          Common         62873D105   39,868     925,811**  SH          Sole                925,811    0        0
Seagate Technology, Inc.    Common         811804103    1,831      29,776*** SH          Sole                 29,776    0        0
Technology Solutions Compa  Common         87872T108    3,507     384,284    SH          Sole                384,284    0        0

*    Includes 57,698 shares held in escrow
**   Includes 92,580 shares held in escrow
***  Includes 29,766 shares held in escrow
